Convertible Notes Payable (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Amount Converted	$ 199,959	$ 369,322	$ 401,582	$ 446,109
Shares of Common Stock Issued	27,841,559		113,585
Essen Enterprises, Inc. [Member]
Amount Converted	$ 130,267
Shares of Common Stock Issued	6,513,344
Essen Enterprises, Inc. [Member] | 10% Convertible Note Payable Due December 31, 2016 [Member]
Amount Converted	$ 130,267
Shares of Common Stock Issued	6,513,344